Derivatives and Fair Value Disclosures - Schedule of Derivative Instruments, Gain (Loss) (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivative Instruments, Gain (Loss) [Line Items]
Total loss on derivatives			$ (298)
Total loss on derivatives	$ (11,982)	$ (403,943)	(766,898)
Interest Rate Swap [Member] | Loss On Derivatives [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Interest Rate Swap - Change in Fair Value			297,656
Interest Rate Swap - Realized loss			(297,954)
Interest Rate Swap [Member] | Loss On Derivatives [Member] | Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Interest Rate Swap - Loss reclassified from OCI (Effective portion)	$ (11,982)	$ (403,943)	$ (766,898)